STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

July 31, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(a) Filing for Strategic Partners Style Specific Funds
Registration Nos. 333-82621 and 811-09439

Dear Sir or Madam:

          We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please note that the summary section contained within the statutory prospectus is approximately 8 pages in length. The page length reflects the fact that the statutory prospectus is prepared and printed on digest-sized paper. Digest-sized paper is considerably smaller than 8 ½ x 11 in. letter-size paper. The summary prospectus, which will replicate the summary section of the statutory prospectus, will be prepared and printed on letter-size paper, and as a result, the summary prospectus is anticipated to be approximately 4 pages in length.

Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary